Investment Properties (Tables)	12 Months Ended
Dec. 31, 2018
Investment Properties
Schedule of investment properties

	2016	2017	2018
	MCh$	MCh$	MCh$
Net Balance as of January 1,	15,042	14,674	14,306
Additions resulting from business combinations	—	—	—
Reclassifications	—	—	—
Disposals	—	—	—
Depreciation charges in the period	(368)	(368)	(368)
Impairment	—	—	—
Net Balance as of December 31,	14,674	14,306	13,938